Note 2 - Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Significant Accounting Policies (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0
Number of Reportable Segments	1
LPG [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	30
Product Carriers [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	25